Share Capital (Details)		12 Months Ended
	Dec. 21, 2022 shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 shares	Jun. 30, 2024 $ / shares shares	Nov. 06, 2023 $ / shares	Dec. 31, 2022 shares	Oct. 14, 2022 shares
Share Capital (Details) [Line Items]
Shares, par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Share issued		26,282,971				1,448,229	4,013,516
Number of shares outstanding		690,055
Exchange ratio of share		0.307212
Deed poll amount (in Dollars) | $		$ 5,000,000
Interest rate		25.00%
Consideration amount (in Dollars) | $		$ 2,005,460
Subscribed call option notes (in Dollars) | $		5,000,000
Aggregate principal amount (in Dollars) | $		5,000,000
Cash settlement option (in Dollars) | $		$ 500,000
Warrant issued						4,758,252
Dividend rate		3.00%
Class A Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Share issued		10,092,134	534,240
Exchange of shares		24,515,133
Preference Shares [Member]
Share Capital (Details) [Line Items]
Share issued		142,032		1,059,245
Capital reorganization		4,450,419
Exchange of shares		14,486,506
Warrants [Member]
Share Capital (Details) [Line Items]
Warrant issued							6,165,000
Class A Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Share issued		325,000
Warrant issued							6,165,000
Class A Ordinary Shares [Member] | Seed Preference Shares [Member]
Share Capital (Details) [Line Items]
Share issued		815,700
Class B Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Warrant issued		632,529
Class C Warrants [Member]
Share Capital (Details) [Line Items]
Warrant issued	4,410,486						3,939,472
warrant creation							7,388,525
Additional warrants	1,203,159
Class C Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Warrant issued							3,939,472
Warrant subscribed	1,203,159
Class C Ordinary Shares [Member] | Loan Note [Member]
Share Capital (Details) [Line Items]
Warrant subscribed	4,410,486
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Capital reorganization		10,254,474
Exchange of shares		33,379,256